UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021.

Date of Report (Date of earliest event reported):
January 28, 2022

Commission File Number of securitizer: 025-03464

Central Index Key Number of securitizer: 0001716155

WestRiver Management, LLC1

(Exact name of securitizer as specified in its charter)

Trent Dawson, (425) 952-3951
 Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 WestRiver Management, LLC, as securitizer, is filing this Form ABS-15G in respect of all issuances of asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including, WRG Debt Funding II, LLC.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02.	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

Item 1.03.	Notice of Termination of Duty to File Reports under Rule 15Ga-1

WestRiver Management, LLC has no asset-backed securities outstanding. The date of the last payment on the last asset-backed security outstanding that was issued by WestRiver Management, LLC or its affiliates (specifically, WRG Debt Funding II, LLC) was December 1, 2021.

Pursuant to Rule 15Ga-1(c)(3), WestRiver Management, LLC hereby provides notice that its duty under Rule 15Ga-1(c)(2) to file periodically the disclosures required by Rule 15Ga-1(a) is terminated.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: January 28, 2022
WestRiver Management, LLC (Depositor)

	By:	/s/ Trent Dawson
Name:	Trent Dawson
Title:	Chief Financial Officer